Estimated Fair Values of Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	$ 16,308	$ 14,315	$ 20,784	$ 11,541	$ 12,701
Loans, net of allowance	377,433	366,467		354,380
Federal Home Loan Bank stock	4,164	4,164		4,164
Accrued interest receivable	1,275	993		840
Financial liabilities
Deposits	415,634	385,966		338,803
Short term borrowings	12,346	11,085		9,393
Federal Home Loan Bank Advances	33,768	10,022		39,855
Subordinated debentures	4,124	4,124		4,124
Interest payable	122	70		111
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	16,308	14,315		11,541
Loans, net of allowance	0	0		0
Federal Home Loan Bank stock	0	0		0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0		0
Short term borrowings	0	0		0
Federal Home Loan Bank Advances	0	0		0
Subordinated debentures	0	0		0
Interest payable		0		0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0		0
Loans, net of allowance	0	0		0
Federal Home Loan Bank stock	4,164	4,164		4,164
Accrued interest receivable	1,275	993		840
Financial liabilities
Deposits	354,553	358,722		312,240
Short term borrowings	12,346	11,085		9,393
Federal Home Loan Bank Advances	33,762	10,012		40,120
Subordinated debentures	3,733	3,590		3,435
Interest payable	122	70		111
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0		0
Loans, net of allowance	373,437	368,033		355,753
Federal Home Loan Bank stock	0	0		0
Accrued interest receivable	0	0		0
Financial liabilities
Deposits	0	0		0
Short term borrowings	0	0		0
Federal Home Loan Bank Advances	0	0		0
Subordinated debentures	0	0		0
Interest payable	$ 0	$ 0		$ 0